UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22538

Advisers Investment Trust
(Exact name of registrant as specified in charter)

325 John H. McConnell Blvd, Suite 150, Columbus, OH 43215
(Address of principal executive offices) (Zip code)

Foreside Management Services, LLC, 325 John H. McConnell Blvd, Suite 150, Columbus, OH 43215
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (614) 255-5550

Date of fiscal year end:	September 30th

Date of reporting period:	June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.1%
Automobiles & Components	2.7%
Harley-Davidson Inc.		857,946	$38,864,954
Beverages	3.1%
Anheuser-Busch InBev		338,615	44,191,493
Chemicals	3.6%
Monsanto Co.		493,349	51,017,220
Computers & Peripherals	5.4%
Apple Inc.		796,903	76,183,927
Diversified Financials	4.0%
S&P Global Inc.		528,394	56,675,540
Food Products	6.0%
Mondelez International Inc. - Class A		802,761	36,533,653
Nestle SA - REG		629,225	48,424,228
			84,957,881
Health Care Equipment & Supplies	5.1%
Abbott Laboratories		1,013,128	39,826,061
Dentsply Sirona Inc.		537,793	33,364,678
			73,190,739
Household Products	6.8%
Kimberly Clark Corp.		391,623	53,840,330
Procter & Gamble		512,964	43,432,662
			97,272,992
Internet Software & Services	4.1%
eBay Inc.(a)		2,490,256	58,296,893
IT Services	5.3%
Accenture PLC - Class A		662,134	75,013,161
Media	4.6%
Time Warner Inc.		889,548	65,417,360

See notes to Schedule of Investments.

1

ADVISERS INVESTMENT TRUST

INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Pharmaceuticals	24.5%
GlaxoSmithKline PLC		2,664,330	$56,909,839
Johnson & Johnson		856,763	103,925,352
Merck & Co. Inc.		1,254,454	72,269,095
Novartis AG - REG		731,338	60,027,384
Zoetis Inc.		1,170,817	55,566,975
			348,698,645
Software	11.4%
Microsoft Corp.		1,800,725	92,143,098
Oracle Corp.		1,720,372	70,414,826
			162,557,924
Tobacco	8.5%
Altria Group Inc.		758,451	52,302,781
Philip Morris International		677,639	68,929,439
			121,232,220
TOTAL COMMON STOCKS (Cost $1,182,132,836)			1,353,570,949
TOTAL INVESTMENTS (Cost $1,182,132,836)	95.1%		1,353,570,949
NET OTHER ASSETS (LIABILITIES)	4.9%		70,231,868
NET ASSETS	100.0%		$1,423,802,817

(a)	Non-income producing security.

At June 30, 2016, the Fund’s investments were concentrated in the following countries:

Percentage
of Net Assets
United States(1)	83.5%
Switzerland	7.6
United Kingdom	4.0
TOTAL	95.1%

(1)	The Fund invests in the Belgian line of Anheuser-Busch InBev (ABI). However, consistent with the terms set out in the prospectus, the Fund defines ABI as a US Equity as its principal place of business is in the US.

See notes to Schedule of Investments.

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ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Independent Franchise Partners US Equity Fund (the “IFP US Equity Fund” or “Fund”) is a series of the Trust. These financial statements and notes only relate to the IFP US Equity Fund.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund, and seeks to achieve an attractive long-term rate of return.

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

•     Level 1 — quoted prices in active markets for identical assets

•     Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

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ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its’ international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three fair value levels defined above:

Porfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
IFP US Equity Fund
Common Stocks (1)	$1,353,570,949	$—	$—	$1,353,570,949
Total Investments	$1,353,570,949	$—	$—	$1,353,570,949

(1)	See investment industries in the Schedule of Investments

As of June 30, 2016, there were no Level 2 or Level 3 securities held by the Fund. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2016.

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ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

CURRENCY TRANSACTIONS

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

FEDERAL INCOME TAX INFORMATION

As of June 30, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
IFP US Equity Fund	$1,186,334,574	$181,521,941	$(14,285,566)	$167,236,375

5

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.7%
Consumer Discretionary	7.6%
Grupo Televisa S.A.B. - ADR		4,519	$117,675
Kangwon Land, Inc.		3,033	110,051
Las Vegas Sands Corp.		2,771	120,511
Matahari Department Store Tbk PT		90,652	137,634
Naspers Ltd. - Class N		2,900	444,359
			930,230
Consumer Staples	43.1%
Ambev S.A. - ADR		83,628	494,242
Amorepacific Corp.		474	178,640
British American Tobacco Malaysia Bhd.		3,149	41,195
British American Tobacco PLC		13,390	849,312
Colgate-Palmolive India Ltd.		3,322	45,176
CP ALL PCL - REG		207,660	296,953
Fomento Economico Mexicano S.A.B. de C.V. - ADR		4,389	405,939
Hanjaya Mandala Sampoerna Tbk PT		551,325	158,608
Heineken N.V.		3,091	285,617
Hindustan Unilever Ltd.		15,449	206,123
ITC Ltd.		98,522	536,635
LG Household & Health Care Ltd.		220	213,392
President Chain Store Corp.		12,315	96,349
SABMiller PLC		8,590	494,699
Thai Beverage PCL		216,610	146,419
Unilever Indonesia Tbk PT		41,353	141,235
Unilever N.V. - CVA		8,813	410,854
Wal-Mart de Mexico S.A.B. de C.V.		114,582	275,197
			5,276,585
Energy	1.1%
Ultrapar Participacoes S.A.		5,950	131,714

Financials	20.3%
Bank Central Asia Tbk PT		183,636	185,785
BB Seguridade Participacoes S.A.		14,936	130,701
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros(a)		14,187	79,496
Grupo Financiero Santander Mexico S.A.B. de C.V. - Class B - ADR		4,185	38,042
HDFC Bank Ltd.		17,835	311,854
HDFC Bank Ltd. - ADR		4,988	330,954
Hong Kong Exchanges and Clearing Ltd.		2,065	50,351

See notes to Schedule of Investments.

 1

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Housing Development Finance Corp. Ltd.		35,713	$666,369
Kotak Mahindra Bank Ltd.		6,263	71,117
Link REIT		29,440	201,402
Public Bank Bhd.		25,925	124,868
Remgro Ltd.		10,405	180,278
Samsung Fire & Marine Insurance Co. Ltd.		529	121,072
			2,492,289
Health Care	3.3%
Dr. Reddy’s Laboratories Ltd.		1,898	95,709
Dr. Reddy’s Laboratories Ltd. - ADR		706	36,168
Mediclinic International PLC		5,151	74,150
Sun Pharmaceutical Industries Ltd.		17,668	199,810
			405,837
Industrials	1.5%
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B		3,076	31,600
Korea Aerospace Industries Ltd.		2,323	148,915
			180,515
Information Technology	18.0%
Alibaba Group Holding Ltd. - ADR(a)		5,728	455,548
Cielo S.A.		28,441	299,789
Infosys Ltd.		2,372	41,253
Infosys Ltd. - ADR		10,304	183,926
NetEase, Inc. - ADR		1,235	238,627
Taiwan Semiconductor Manufacturing Co. Ltd.		32,200	162,821
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		5,902	154,809
Tata Consultancy Services Ltd.		5,204	196,954
Tencent Holdings Ltd.		20,456	466,023
			2,199,750
Materials	1.3%
Randgold Resources Ltd. - ADR		1,443	161,674
Telecommunication Services	2.5%
Telekomunikasi Indonesia Persero Tbk PT		1,031,249	312,899
TOTAL COMMON STOCKS (Cost $9,813,846)			12,091,493

See notes to Schedule of Investments.

 2

ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EMERGING MARKETS EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	5.4%
Northern Institutional
U.S. Government Select Portfolio, 0.25%		659,820	$659,820
TOTAL SHORT-TERM INVESTMENTS (Cost $659,820)			659,820
TOTAL INVESTMENTS
(Cost $10,473,666)	104.1%		12,751,313
NET OTHER ASSETS (LIABILITIES)	(4.1)%		(499,401)
NET ASSETS	100.0%		$12,251,912

(a)	Non-income producing security.

At June 30, 2016, the Vontobel Global Emerging Markets Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
India	23.8%
United Kingdom	14.3
China	9.5
Brazil	9.3
Indonesia	7.6
Mexico	7.1
South Korea	6.3
South Africa	5.7
Thailand	3.6
Taiwan	3.4
Netherlands	2.3
Hong Kong	2.1
All other countries less than 2%	3.7
Total	98.7%

See notes to Schedule of Investments.

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ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.4%
Consumer Discretionary	9.7%
Amazon.com, Inc.(a)		1,119	$800,779
Naspers Ltd. - Class N		2,912	446,198
NIKE, Inc. - Class B		8,587	474,002
Priceline Group (The), Inc.(a)		398	496,867
TJX (The) Cos., Inc.		6,073	469,018
			2,686,864
Consumer Staples	31.4%
Alimentation Couche-Tard, Inc. - Class B		11,058	474,862
Altria Group, Inc.		18,356	1,265,830
British American Tobacco PLC		22,013	1,432,396
Coca-Cola (The) Co.		19,872	900,798
Nestle S.A. - REG		9,071	699,698
Philip Morris International, Inc.		13,125	1,335,075
Reckitt Benckiser Group PLC		10,269	1,033,119
Reynolds American, Inc.		15,144	816,716
Unilever N.V. - CVA		15,040	701,151
			8,659,645
Financials	18.3%
American Tower Corp.		5,256	597,134
Berkshire Hathaway, Inc. - Class B(a)		5,610	812,272
CME Group, Inc.		4,832	470,637
HDFC Bank Ltd.		5,925	103,601
HDFC Bank Ltd. - ADR		13,550	899,043
Housing Development Finance Corp. Ltd.		47,115	879,119
Progressive (The) Corp.		9,076	304,046
Wells Fargo & Co.		20,480	969,318
			5,035,170
Health Care	14.0%
Abbott Laboratories		12,397	487,326
Bristol-Myers Squibb Co.		5,508	405,113
Celgene Corp.(a)		7,328	722,761
Medtronic PLC		5,859	508,385
Roche Holding A.G. (Genusschein)		3,808	1,005,429
UnitedHealth Group, Inc.		5,236	739,323
			3,868,337
Information Technology	20.2%
Alphabet, Inc. - Class C(a)		1,623	1,123,278

See notes to Schedule of Investments.

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ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Apple, Inc.		4,717	$450,945
Cognizant Technology Solutions Corp. - Class A(a)		7,123	407,720
Facebook, Inc. - Class A(a)		3,420	390,838
MasterCard, Inc. - Class A		11,180	984,511
PayPal Holdings, Inc.(a)		13,484	492,301
SAP S.E.		5,955	445,122
Tencent Holdings Ltd.		12,973	295,547
Visa, Inc. - Class A		13,300	986,461
			5,576,723
Materials	1.8%
Martin Marietta Materials, Inc.		2,539	487,488
TOTAL COMMON STOCKS (Cost $24,261,761)			26,314,227

SHORT-TERM INVESTMENTS	3.7%
Northern Institutional
U.S. Government Select Portfolio, 0.25%		1,021,412	1,021,412
TOTAL SHORT-TERM INVESTMENTS (Cost $1,021,412)			1,021,412
TOTAL INVESTMENTS
(Cost $25,283,173)	99.1%		27,335,639
NET OTHER ASSETS (LIABILITIES)	0.9%		257,724
NET ASSETS	100.0%		$27,593,363

(a)	Non-income producing security.

See notes to Schedule of Investments.

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ADVISERS INVESTMENT TRUST

VONTOBEL GLOBAL EQUITY INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

At June 30, 2016, the Vontobel Global Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
United States	63.0%
United Kingdom	11.5
India	6.8
Switzerland	6.2
All other countries less than 2%	7.9
Total	95.4%

See notes to Schedule of Investments.

 6

ADVISERS INVESTMENT TRUST

VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.3%
Consumer Discretionary	8.8%
Domino’s Pizza Group PLC		51,354	$228,571
Hermes International		590	222,353
Naspers Ltd. - Class N		2,575	394,560
Paddy Power Betfair PLC		1,808	190,165
Persimmon PLC		10,098	197,055
Priceline Group (The), Inc.(a)		253	315,848
			1,548,552
Consumer Staples	41.5%
Alimentation Couche-Tard, Inc. - Class B		8,084	347,150
British American Tobacco PLC		15,956	1,038,265
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)		52	309,310
Diageo PLC		9,991	279,560
Imperial Brands PLC		8,063	437,699
ITC Ltd.		35,764	194,801
Japan Tobacco, Inc.		8,805	352,734
L’Oreal S.A.		1,374	262,827
Nestle S.A. - REG		8,801	678,871
Philip Morris International, Inc.		9,536	970,002
Reckitt Benckiser Group PLC		8,695	874,766
SABMiller PLC		9,744	568,045
Unicharm Corp.		11,301	251,733
Unilever N.V. - CVA		15,082	703,109
			7,268,872
Financials	13.9%
Daito Trust Construction Co. Ltd.		1,860	301,499
HDFC Bank Ltd.		13,248	231,648
HDFC Bank Ltd. - ADR		8,801	583,946
Housing Development Finance Corp. Ltd.		38,046	709,900
Link REIT		31,090	212,691

See notes to Schedule of Investments.

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ADVISERS INVESTMENT TRUST

VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Lloyds Banking Group PLC		310,489	$228,312
UBS Group A.G. - REG		13,336	172,549
			2,440,545
Health Care	14.0%
Coloplast A/S - Class B		2,341	174,750
CSL Ltd.		3,628	305,050
Essilor International S.A.		1,969	262,060
Grifols S.A.		13,437	303,438
Novo Nordisk A/S - Class B		6,311	339,387
Ramsay Health Care Ltd.		4,970	267,257
Roche Holding A.G. (Genusschein)		2,990	789,451
			2,441,393
Industrials	4.9%
Aena S.A.		1,910	251,506
Bureau Veritas S.A.		10,264	216,706
Canadian National Railway Co.		3,491	206,144
DCC PLC		2,080	182,885
			857,241
Information Technology	12.2%
Accenture PLC - Class A		3,039	344,288
Alphabet, Inc. - Class C(a)		710	491,391
MasterCard, Inc. - Class A		2,914	256,607
PayPal Holdings, Inc.(a)		7,673	280,141
SAP S.E.		6,138	458,801
Tencent Holdings Ltd.		13,012	296,436
			2,127,664
TOTAL COMMON STOCKS (Cost $15,281,094)			16,684,267
SHORT-TERM INVESTMENTS	4.3%
Northern Institutional
U.S. Government Select Portfolio, 0.25%		744,732	744,732
TOTAL SHORT-TERM INVESTMENTS (Cost $744,732)			744,732
TOTAL INVESTMENTS
(Cost $16,025,826)	99.6%		17,428,999
NET OTHER ASSETS (LIABILITIES)	0.4%		72,163
NET ASSETS	100.0%		$17,501,162

(a)	Non-income producing security.

See notes to Schedule of Investments.

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ADVISERS INVESTMENT TRUST

VONTOBEL INTERNATIONAL EQUITY INSTITUTIONAL FUND

SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

At June 30, 2016, the Vontobel International Equity Institutional Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF NET ASSETS
United Kingdom	26.0%
United States	13.2
Switzerland	11.1
India	9.8
France	5.5
Japan	5.2
Ireland	4.1
Australia	3.3
Spain	3.2
Canada	3.2
Denmark	2.9
Germany	2.6
South Africa	2.3
All other countries less than 2%	2.9
Total	95.3%

See notes to Schedule of Investments.

9

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust registered March 1, 2011 (the “Trust Agreement”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies”. The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Vontobel Global Emerging Markets Equity Institutional Fund, Vontobel Global Equity Institutional Fund, and Vontobel International Equity Institutional Fund, (referred to individually as a “Fund” and collectively as the “Funds” or the “Vontobel Funds”) are each a series of the Trust and commenced operations on May 22, 2013, January 2, 2015, and January 2, 2015, respectively. The Funds are authorized to issue multiple classes of shares, however, only the Class I shares are currently being offered and have commenced operations. These financial statements and notes only relate to the Vontobel Funds.

The Funds are each diversified funds and have an investment objective of providing capital appreciation.

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

•   Level 1 — quoted prices in active markets for identical assets

•   Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•   Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

10

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Funds’ Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

11

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing each Fund’s investments based upon the three fair value levels defined above:

Porfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Global Emerging Markets Equity
Institutional Fund
Common Stocks
Consumer Discretionary	$238,186	$692,044	$—	$930,230
Consumer Staples	1,175,378	4,101,207	—	5,276,585
Energy	131,714	—	—	131,714
Financials	579,193	1,913,096	—	2,492,289
Health Care	36,168	369,669	—	405,837
Industrials	31,600	148,915	—	180,515
Information Technology	1,332,699	867,051	—	2,199,750
Materials	161,674	—	—	161,674
Telecommunication Services	—	312,899	—	312,899
Short-Term Investments	659,820	—	—	659,820
Total Investments	$4,346,432	$8,404,881	$—	$12,751,313
Global Equity Institutional Fund
Common Stocks
Consumer Discretionary	$2,240,666	$446,198	$—	$2,686,864
Consumer Staples	4,793,281	3,866,364	—	8,659,645
Financials	4,052,450	982,720	—	5,035,170
Health Care	2,862,908	1,005,429	—	3,868,337
Information Technology	4,836,054	740,669	—	5,576,723
Materials	487,488	—	—	487,488
Short-Term Investments	1,021,412	—	—	1,021,412
Total Investments	$20,294,259	$7,041,380	$—	$27,335,639

12

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

Porfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
International Equity Institutional Fund
Common Stocks
Consumer Discretionary	$315,848	$1,232,704	$—	$1,548,552
Consumer Staples	1,317,152	5,951,720	—	7,268,872
Financials	583,946	1,856,599	—	2,440,545
Health Care	—	2,441,393	—	2,441,393
Industrials	206,144	651,097	—	857,241
Information Technology	1,372,427	755,237	—	2,127,664
Short-Term Investments	744,732	—	—	744,732
Total Investments	$4,540,249	$12,888,750	$—	$17,428,999

As of June 30, 2016, there were no Level 3 securities held by the Funds. The Funds disclose all transfers between levels based on valuations at the end of each reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2016.

EQUITY-LINKED SECURITIES

The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local trading accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

CURRENCY TRANSACTIONS

The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and net changes in unrealized gain or loss from investment transactions on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain or loss on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains and losses arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation or depreciation on foreign currency transactions on the Statements of Operations.

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Funds’ securities and the price of the Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

13

ADVISERS INVESTMENT TRUST

VONTOBEL FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

FEDERAL INCOME TAX INFORMATION

As of June 30, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Emerging Markets Equity Institutional Fund	$21,831,369	$1,987,400	$(11,067,456)	$(9,080,056)
Global Equity Institutional Fund	25,399,752	2,151,383	(215,496)	1,935,887
International Equity Institutional Fund	16,104,009	1,706,531	(381,541)	1,324,990

14

ADVISERS INVESTMENT TRUST
JOHCM ASIA EX-JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.1%
China	18.8%
AAC Technologies Holdings, Inc.		860,175	$7,392,762
Anhui Conch Cement Co. Ltd. - Class H		1,949,633	4,752,467
Beijing Capital International Airport Co. Ltd. - Class H		9,405,050	10,202,739
China Life Insurance Co. Ltd. - Class H		1,833,000	3,949,766
PetroChina Co. Ltd. - Class H		6,626,000	4,506,667
Tencent Holdings Ltd.		839,600	19,127,522
Weibo Corp. - ADR(a)		187,928	5,339,034
			55,270,957
Hong Kong	16.1%
China Mobile Ltd.		1,555,500	17,966,156
China Traditional Chinese Medicine Co. Ltd.(a)		15,256,064	6,042,958
CK Hutchison Holdings Ltd.		724,116	7,968,933
Johnson Electric Holdings Ltd.		720,831	1,611,032
Sands China Ltd.		2,535,958	8,585,651
Sun Hung Kai Properties Ltd.		424,000	5,108,361
			47,283,091
India	19.5%
Amara Raja Batteries Ltd.		690,036	8,882,855
Asian Paints Ltd.		748,460	11,143,513
Bajaj Auto Ltd.		215,418	8,593,241
Cummins India Ltd.		375,402	4,733,896
Emami Ltd.		542,764	8,860,582
Ramco Systems Ltd.(a)		601,795	6,190,587
Zee Entertainment Enterprises Ltd.		1,282,614	8,709,995
			57,114,669
Indonesia	9.5%
AKR Corporindo Tbk PT		17,957,403	8,734,124
Gudang Garam Tbk PT		1,642,237	8,587,225
Indofood CBP Sukses Makmur Tbk PT		8,031,185	10,501,762
			27,823,111
Philippines	2.5%
Universal Robina Corp.		1,629,188	7,209,061

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM ASIA EX-JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
South Korea	5.2%
KT&G Corp.		89,363	$10,592,463
Samsung Fire & Marine Insurance Co. Ltd.		20,500	4,691,824
			15,284,287
Taiwan	23.5%
Delta Electronics, Inc.		1,768,042	8,636,717
Giant Manufacturing Co. Ltd.		1,080,402	6,718,534
King Slide Works Co. Ltd.		587,848	6,882,566
Largan Precision Co. Ltd.		130,000	12,065,359
Makalot Industrial Co. Ltd.		1,162,132	5,436,506
Nien Made Enterprise Co. Ltd.(a)		764,000	6,954,380
PChome Online, Inc.		940,620	10,411,258
Taiwan Paiho Ltd.		1,706,762	4,581,987
Taiwan Semiconductor Manufacturing Co. Ltd.		1,464,000	7,402,813
			69,090,120
Thailand	3.0%
Thai Beverage PCL		12,971,030	8,767,871
TOTAL COMMON STOCKS (Cost $282,525,590)			287,843,167
TOTAL INVESTMENTS
(Cost $282,525,590)	98.1%		287,843,167
NET OTHER ASSETS (LIABILITIES)	1.9%		5,632,218
NET ASSETS	100.0%		$293,475,385

(a)	Non-income producing security.

Abbreviations:
ADR - American Depository Receipt

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM ASIA EX-JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

At June 30, 2016, the industry sectors for the JOHCM Asia Ex-Japan Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	16.9%
Consumer Staples	18.6
Energy	1.5
Financials	4.7
Health Care	2.1
Industrials	16.7
Information Technology	26.1
Materials	5.4
Telecommunication Services	6.1
Total	98.1%

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.4%
Brazil	2.9%
BRF S.A.		125,107	$1,757,644
BRF S.A. - ADR		131,689	1,834,428
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.		15,875	135,903
			3,727,975
China	11.3%
Alibaba Group Holding Ltd. - ADR(a)		36,005	2,863,478
China Construction Bank Corp. - Class H		1,891,660	1,257,103
China Petroleum & Chemical Corp. - ADR		15,719	1,131,768
ENN Energy Holdings Ltd.		348,720	1,721,405
Hengan International Group Co. Ltd.		304,123	2,558,755
Lenovo Group Ltd.		2,224,655	1,344,116
PICC Property & Casualty Co. Ltd. - Class H		856,717	1,354,145
Qinqin Foodstuffs Group Cayman Co. Ltd.(a)		60,825	86,241
Tencent Holdings Ltd.		67,912	1,547,151
Xinyi Solar Holdings Ltd.		1,526,318	604,293
			14,468,455
Hong Kong	10.7%
China Mobile Ltd.		307,673	3,553,649
China Mobile Ltd. - ADR		37,847	2,191,341
China Overseas Land & Investment Ltd.		1,084,820	3,462,000
China Resources Land Ltd.		511,963	1,200,272
Haier Electronics Group Co. Ltd.		1,466,049	2,246,539
Johnson Electric Holdings Ltd.		435,231	972,726
			13,626,527
India	15.5%
Apollo Tyres Ltd.		512,405	1,151,056
Axis Bank Ltd.		325,853	2,592,120
HDFC Bank Ltd. - ADR		19,236	1,276,309
ICICI Bank Ltd. - ADR		601,795	4,320,888
ITC Ltd.		220,830	1,202,829
Reliance Industries Ltd.		120,124	1,730,815
Reliance Industries Ltd. - GDR(b)		4,362	124,514
Tata Motors Ltd. - ADR(a)		137,245	4,758,284
Yes Bank Ltd.		158,859	2,619,542
			$19,776,357

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Jersey	3.6%
Randgold Resources Ltd.		40,785	4,579,354
Poland	1.4%
Eurocash S.A.		151,977	1,779,974
Russia	3.0%
M.Video PJSC		247,768	1,171,702
MMC Norilsk Nickel PJSC - ADR		196,392	2,615,955
			3,787,657
South Africa	6.8%
Naspers Ltd. - Class N		56,547	8,664,544
South Korea	16.5%
Hyundai Motor Co.		5,453	645,938
LG Household & Health Care Ltd.		2,365	2,293,959
NAVER Corp.		2,940	1,828,086
Samsung Electronics Co. Ltd.		6,679	8,314,412
Samsung Electronics Co. Ltd. - GDR		5,470	3,414,011
SK Hynix, Inc.		122,687	3,487,005
Youngone Corp.		30,109	1,085,458
			21,068,869
Taiwan	19.4%
Cathay Financial Holding Co. Ltd.		2,416,261	2,642,322
Cleanaway Co. Ltd.		164,000	883,782
Fubon Financial Holding Co. Ltd.		1,030,060	1,213,013
Hon Hai Precision Industry Co. Ltd.		1,719,072	4,423,345
Largan Precision Co. Ltd.		27,626	2,563,982
MediaTek, Inc.		155,670	1,188,658
Novatek Microelectronics Corp.		533,073	1,993,369
Phison Electronics Corp.		138,587	1,198,628
Shin Kong Financial Holding Co. Ltd.		6,643,620	1,302,031
Taiwan Semiconductor Manufacturing Co. Ltd.		755,000	3,817,708
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		91,521	2,400,596
Yungtay Engineering Co. Ltd.		816,546	1,156,780
			24,784,214

Thailand	1.8%
PTT Global Chemical PCL - REG		1,408,532	2,374,944

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Turkey	1.5%
Tupras Turkiye Petrol Rafinerileri A.S.		87,672	$1,947,496
TOTAL COMMON STOCKS (Cost $119,661,718)			120,586,366
EQUITY-LINKED SECURITIES	2.3%
India	2.3%
ITC Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 5/22/18		354,540	1,931,128
Reliance Industries Ltd., Issued by Merrill Lynch Intl. & Co., Maturity Date 5/29/18		73,618	1,060,730
			2,991,858
TOTAL EQUITY-LINKED SECURITIES (Cost $3,224,933)			2,991,858
PREFERRED STOCKS	1.6%
South Korea	1.6%
Hyundai Motor Co. - REG - GDR		1,001	40,760
Hyundai Motor Co. Ltd.		24,928	2,048,683
			2,089,443
TOTAL PREFERRED STOCKS (Cost $2,696,628)			2,089,443
TOTAL INVESTMENTS
(Cost $125,583,279)	98.3%		125,667,667
NET OTHER ASSETS (LIABILITIES)	1.7%		2,147,230
NET ASSETS	100.0%		$127,814,897

(a)	Non-income producing security.

(b)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:
ADR - American Depository Receipt
GDR - Global Depository Receipt

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

At June 30, 2016, the industry sectors for the JOHCM Emerging Markets Opportunities Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	17.1%
Consumer Staples	10.5
Energy	4.7
Financials	18.2
Industrials	2.4
Information Technology	32.1
Materials	7.5
Telecommunication Services	4.5
Utilities	1.3
Total	98.3%

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	85.8%
Argentina	2.4%
Arcos Dorados Holdings, Inc. - Class A(a)		15,364	$73,286
Pampa Energia S.A. - ADR(a)		2,245	61,379
			134,665
Brazil	3.9%
AES Tiete Energia S.A.		4,700	21,640
Cia de Saneamento de Minas Gerais-COPASA(a)		2,600	23,958
Cia de Saneamento de Minas Gerais-COPASA (BM&F Bovespa Exchange)(a)		100	922
Cosan Ltd. - Class A		12,093	78,725
EcoRodovias Infraestrutura e Logistica S.A.(a)		9,800	25,565
Embraer S.A. - ADR(a)		1,293	28,084
Lojas Renner S.A.(a)		5,500	40,561
			219,455
Canada	2.9%
Africa Oil Corp.(a)		17,398	25,317
Gran Tierra Energy, Inc.(a)		23,043	77,885
Guyana Goldfields, Inc.(a)		8,754	62,744
			165,946
Chile	0.7%
SONDA S.A.		21,582	39,611
China	12.7%
China Maple Leaf Educational Systems Ltd.		98,000	88,376
Cogobuy Group(a)(b)		47,000	75,973
Geely Automobile Holdings Ltd.		90,000	49,070
Huaneng Renewables Corp. Ltd. - Class H		168,000	56,309
Minth Group Ltd.		18,000	58,174
Silergy Corp.		5,053	59,230
Sinosoft Technology Group Ltd.(a)		108,000	61,627
Sunac China Holdings Ltd.		61,000	38,025
Sunny Optical Technology Group Co. Ltd.		23,000	80,855
TAL Education Group - ADR(a)		812	50,393
Weichai Power Co. Ltd. - Class H		28,000	28,971
Xinyi Solar Holdings Ltd.		186,000	73,640
			720,643

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Czech Republic	0.5%
Moneta Money Bank A.S.(a)(b)		9,401	$27,680
Greece	1.2%
Alpha Bank A.E.(a)		12,074	22,168
JUMBO S.A.(a)		3,505	46,545
			68,713
Hong Kong	6.7%
China High Speed Transmission Equipment Group Co. Ltd.		27,000	21,829
Guotai Junan International Holdings Ltd.		258,000	88,508
Man Wah Holdings Ltd.		51,600	74,421
Pou Sheng International Holdings Ltd.(a)		247,000	71,853
Shenzhen International Holdings Ltd.		23,000	33,419
SJM Holdings Ltd.		87,000	53,309
Truly International Holdings Ltd.		78,000	37,635
			380,974
Hungary	1.0%
Richter Gedeon Nyrt.		2,767	54,963
Indonesia	5.9%
Adaro Energy Tbk PT		952,926	61,727
Bank Tabungan Negara Persero Tbk PT		565,600	73,947
Kino Indonesia Tbk PT		105,200	53,132
Media Nusantara Citra Tbk PT		465,700	77,521
Waskita Karya Persero Tbk PT		345,600	66,920
			333,247
Malaysia	0.7%
Karex Bhd		70,200	42,011
Mexico	4.8%
Alsea S.A.B. de C.V.		9,200	34,983
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR(a)		1,615	30,185
Corp. Inmobiliaria Vesta S.A.B. de C.V.		14,700	22,722
Credito Real S.A.B. de C.V. SOFOM E.R.		14,790	28,095
Genomma Lab Internacional S.A.B. de C.V. - Series B(a)		30,025	30,776
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.		4,988	29,572
Grupo Simec S.A.B. de C.V. - Series B(a)		13,067	38,524
Megacable Holdings S.A.B. de C.V. - CPO		13,624	55,196
			270,053

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Poland	1.2%
Agora S.A.(a)		4,451	$14,208
Asseco Poland S.A.		1,457	19,450
Eurocash S.A.		3,026	35,441
			69,099
Russia	1.8%
Mail.Ru Group Ltd. - REG - GDR(a)		2,091	38,028
Yandex N.V. - Class A(a)		2,828	61,792
			99,820
South Africa	1.7%
Exxaro Resources Ltd.		5,941	27,357
Pioneer Foods Group Ltd.		1,868	21,953
Royal Bafokeng Platinum Ltd.(a)		10,124	30,606
Sibanye Gold Ltd.		4,525	15,481
			95,397
South Korea	10.4%
Able C&C Co. Ltd.		893	27,374
Advanced Process Systems Corp.(a)		890	13,588
Ecopro Co. Ltd.(a)		2,559	28,145
Hanwha Techwin Co. Ltd.		2,389	101,256
Jusung Engineering Co. Ltd.(a)		7,443	54,561
Mando Corp.		355	67,164
Sekonix Co. Ltd.		2,865	42,971
SK Materials Co. Ltd.		767	82,287
Soulbrain Co. Ltd.		594	28,789
Viatron Technologies, Inc.		644	13,315
Vieworks Co. Ltd.		1,227	53,324
WiSoL Co. Ltd.		2,342	29,941
Woory Industrial Co. Ltd.		1,514	45,342
			588,057
Switzerland	0.4%
Luxoft Holding, Inc.(a)		435	22,629
Taiwan	16.3%
ASPEED Technology, Inc.		3,666	33,927
Basso Industry Corp.		23,000	65,516
Bioteque Corp.		15,000	74,511
Chin-Poon Industrial Co. Ltd.		29,000	62,410

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Chroma ATE, Inc.		27,000	$64,157
Egis Technology, Inc.(a)		6,000	28,890
Formosa Laboratories, Inc.		18,000	60,251
Global PMX Co. Ltd.		10,000	35,731
Gourmet Master Co. Ltd.		9,000	79,336
Himax Technologies, Inc. - ADR		4,959	40,961
Macauto Industrial Co. Ltd.		15,000	76,478
Silicon Motion Technology Corp. - ADR		1,982	94,740
Sinbon Electronics Co. Ltd.		16,000	36,069
TaiDoc Technology Corp.(a)		10,000	46,784
Tung Thih Electronic Co. Ltd.		7,000	112,406
United Orthopedic Corp.		5,000	13,924
			926,091
Thailand	4.6%
Beauty Community PCL - REG		332,300	78,016
Big Camera Corp. PCL - REG		377,500	42,326
Kiatnakin Bank PCL - REG		19,300	23,892
Minor International PCL - REG		39,200	44,900
Srisawad Power 1979 PCL - REG		24,686	26,695
Supalai PCL		18,100	12,351
Taokaenoi Food & Marketing PCL - REG		72,000	35,447
			263,627
Turkey	2.2%
Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve
Insaat Taahhut A.S.		19,278	22,994
Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.		37,265	27,034
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.		41,929	40,095
Trakya Cam Sanayii A.S.		42,709	34,131
			124,254
United Arab Emirates	0.7%
NMC Health PLC		2,215	38,268
United Kingdom	0.4%
Centamin PLC		14,521	25,545

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
United States	2.7%
Bizlink Holding, Inc.		15,000	$92,268
Tahoe Resources, Inc.		3,920	58,683
			150,951
TOTAL COMMON STOCKS (Cost $4,220,483)			4,861,699
EQUITY-LINKED SECURITIES	11.9%
China	1.3%
Huangshan Tourism Development Co. Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 11/6/20		30,878	75,084
India	10.6%
Biocon Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 4/22/21		6,788	74,702
eClerx Services Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 11/13/20		2,736	58,686
Fortis Healthcare Ltd., Issued by Deutsche Bank A.G. London, Maturity Date 8/7/20(a)		23,468	54,959
Jamna Auto Industries Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/17/21		16,241	42,154
LIC Housing Finance Ltd., Issued by Merrill Lynch International & Co., Maturity Date 3/28/19		7,590	55,872
PNC Infratech Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/1/21		4,933	42,237
Shriram Transport Finance Co. Ltd., Issued by Merrill Lynch International & Co., Maturity Date 1/30/19		3,999	71,446
SKS Microfinance Ltd., Issued by Merrill Lynch International & Co., Maturity Date 11/5/18(a)		14,516	160,261
Voltas Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 5/28/20		7,963	38,201
			598,518
TOTAL EQUITY-LINKED SECURITIES (Cost $595,116)			673,602

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM EMERGING MARKETS SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	1.4%
Brazil	1.4%
Bradespar S.A.(a)		19,000	$52,346
Cia Brasileira de Distribuicao - ADR		1,999	29,085
			81,431
TOTAL PREFERRED STOCKS (Cost $57,345)			81,431
TOTAL INVESTMENTS
(Cost $4,872,944)	99.1%		5,616,732
NET OTHER ASSETS (LIABILITIES)	0.9%		52,301
NET ASSETS	100.0%		$5,669,033

(a)	Non-income producing security.

(b)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:

ADR - American Depository Receipt

CPO - Certificados de Partcipatión Ordinario
GDR - Global Depository Receipt

At June 30, 2016 the industry sectors for the JOHCM Emerging Markets Small Mid Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	28.7%
Consumer Staples	4.3
Energy	4.8
Financials	11.5
Health Care	10.0
Industrials	10.1
Information Technology	18.9
Materials	7.9
Utilities	2.9
Total	99.1%

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	93.3%
Australia	6.6%
BHP Billiton PLC		599,729	$7,543,743
Newcrest Mining Ltd.(a)		452,293	7,777,503
South32 Ltd.(a)		6,972,541	8,148,210
			23,469,456
Brazil	2.5%
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros(a)		1,556,557	8,722,108
Canada	4.3%
Crescent Point Energy Corp.		466,592	7,371,139
Franco-Nevada Corp.		105,872	8,052,624
			15,423,763
China	2.2%
Tencent Holdings Ltd.		335,782	7,649,687
Denmark	2.1%
Vestas Wind Systems A/S		110,423	7,493,802
France	6.3%
Danone S.A.		108,278	7,634,970
Orange S.A.		433,226	7,076,321
TOTAL S.A.		158,993	7,666,911
			22,378,202
Germany	6.1%
adidas A.G.		55,054	7,850,959
SAP S.E.		98,430	7,357,408
Siemens A.G. - REG		63,201	6,474,188
			21,682,555
Hong Kong	2.0%
Hong Kong Exchanges and Clearing Ltd.		289,002	7,046,741
Ireland	1.9%
Accenture PLC - Class A		61,118	6,924,058
Israel	2.2%
CyberArk Software Ltd.(a)		159,268	7,738,832
Japan	6.8%
Kao Corp.		133,634	7,711,878

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Nippon Telegraph & Telephone Corp.		169,697	$7,966,172
NTT DOCOMO, Inc.		310,702	8,360,340
			24,038,390
Netherlands	2.0%
Koninklijke Ahold N.V.		314,868	7,002,075
South Korea	1.7%
POSCO		33,224	5,870,043
Spain	1.9%
Iberdrola S.A.		1,011,604	6,832,962
United Kingdom	6.0%
Markit Ltd.(a)		30,231	985,531
Reckitt Benckiser Group PLC		68,842	6,925,892
Rio Tinto PLC		232,494	7,186,421
Vodafone Group PLC		2,056,795	6,261,279
			21,359,123
United States	38.7%
Alcoa, Inc.		840,670	7,793,011
Allscripts Healthcare Solutions, Inc.(a)		604,236	7,673,797
Alphabet, Inc. - Class C(a)		10,074	6,972,215
CBOE Holdings, Inc.		122,238	8,143,496
CME Group, Inc.		84,000	8,181,600
DreamWorks Animation SKG, Inc. - Class A(a)		32,601	1,332,403
Edwards Lifesciences Corp.(a)		76,913	7,670,533
Facebook, Inc. - Class A(a)		66,190	7,564,193
First Solar, Inc.(a)		111,547	5,407,799
Intercontinental Exchange, Inc.		29,919	7,658,067
International Flavors & Fragrances, Inc.		61,036	7,694,809
McCormick & Co., Inc. (Non Voting)		68,931	7,352,870
Microsoft Corp.		136,775	6,998,777
Nasdaq, Inc.		119,803	7,747,660
Newmont Mining Corp.		208,897	8,172,051
NextEra Energy, Inc.		57,671	7,520,298
Occidental Petroleum Corp.		97,806	7,390,221
Oracle Corp.		184,225	7,540,329

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST
JOHCM GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Press Ganey Holdings, Inc.(a)		34,480	$1,356,788
Walgreens Boots Alliance, Inc.		86,008	7,161,886
			137,332,803
TOTAL COMMON STOCKS (Cost $305,490,266)			330,964,600
TOTAL INVESTMENTS
(Cost $305,490,266)	93.3%		330,964,600
NET OTHER ASSETS (LIABILITIES)	6.7%		23,919,491
NET ASSETS	100.0%		$354,884,091

(a)	Non-income producing security.

At June 30, 2016, the industry sectors for the JOHCM Global Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	2.6%
Consumer Staples	12.3
Energy	6.3
Financials	13.7
Health Care	4.7
Industrials	3.9
Information Technology	18.1
Materials	19.2
Telecommunication Services	8.4
Utilities	4.1
Total	93.3%

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	89.8%
Australia	8.2%
BHP Billiton Ltd.		4,940,267	$70,363,691
Caltex Australia Ltd.		3,045,932	72,771,562
Newcrest Mining Ltd.(a)		4,623,394	79,502,577
South32 Ltd.(a)		70,416,497	82,289,715
			304,927,545
Belgium	1.9%
Delhaize Group		670,660	70,864,315
Brazil	2.1%
Kroton Educacional S.A.		19,011,444	80,489,257
Canada	4.4%
Agnico Eagle Mines Ltd.		1,547,991	82,842,291
Franco-Nevada Corp.		1,061,529	80,718,765
			163,561,056
China	2.0%
Tencent Holdings Ltd.		3,367,819	76,724,667
Denmark	3.6%
DONG Energy A/S(a)(b)		1,800,666	64,563,305
Vestas Wind Systems A/S		1,019,607	69,195,120
			133,758,425
France	8.1%
Danone S.A.		1,056,240	74,478,293
L’Oreal S.A.		405,606	77,586,770
Orange S.A.		4,483,288	73,230,109
TOTAL S.A.		1,591,950	76,766,515
			302,061,687
Germany	11.2%
adidas A.G.		574,550	81,933,526
Deutsche Boerse A.G.		815,512	66,771,464
GEA Group A.G.		1,521,772	71,525,741
Henkel A.G. & Co. KGaA		486,678	52,296,476
SAP S.E.		1,040,527	77,776,917
Siemens A.G. - REG		646,562	66,232,560
			416,536,684

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Hong Kong	2.0%
Hong Kong Exchanges and Clearing Ltd.		2,996,220	$73,056,888
Israel.	1.9%
Check Point Software Technologies Ltd.(a)		890,522	70,956,793
Japan	17.9%
CyberAgent, Inc.		1,260,707	75,681,761
Daiichi Sankyo Co. Ltd.		2,943,299	71,020,385
Japan Exchange Group, Inc.		5,042,685	57,686,938
Kao Corp.		1,377,357	79,485,830
KDDI Corp.		2,630,279	80,069,166
Nippon Steel & Sumitomo Metal Corp.		3,280,181	62,680,454
Nippon Telegraph & Telephone Corp.		1,697,745	79,698,097
NTT DOCOMO, Inc.		3,108,605	83,646,052
Recruit Holdings Co. Ltd.		2,139,441	77,805,121
			667,773,804
Netherlands.	4.0%
Koninklijke DSM N.V.		1,195,145	69,248,993
Royal Dutch Shell PLC - Class B		2,884,719	79,327,649
			148,576,642
Norway	1.8%
Norsk Hydro ASA		18,589,539	67,940,802
Spain	7.4%
Amadeus IT Holding S.A. - Class A		1,543,627	67,623,985
Gamesa Corp. Tecnologica S.A.		3,550,997	70,127,722
Grifols S.A.		3,011,253	68,001,034
Iberdrola S.A.		10,388,846	70,172,314
			275,925,055
Switzerland	4.0%
Actelion Ltd. - REG(a)		451,508	75,761,466
Givaudan S.A. - REG		36,535	73,414,742
			149,176,208
United Kingdom.	9.3%
BP PLC		13,442,752	78,496,733
London Stock Exchange Group PLC		1,828,135	61,926,364
Reckitt Benckiser Group PLC		706,894	71,117,514

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SELECT FUND
SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Rio Tinto PLC		2,325,966	$71,895,927
Vodafone Group PLC		21,122,629	64,301,338
			347,737,876
TOTAL COMMON STOCKS (Cost $3,130,637,222)			3,350,067,704
TOTAL INVESTMENTS
(Cost $3,130,637,222)	89.8%		3,350,067,704
NET OTHER ASSETS (LIABILITIES)	10.2%		379,747,804
NET ASSETS	100.0%		$3,729,815,508

(a)	Non-income producing security.

(b)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

At June 30, 2016, the industry sectors for the JOHCM International Select Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	6.4%
Consumer Staples	11.4
Energy	8.2
Financials	6.9
Health Care	5.8
Industrials	9.5
Information Technology	7.9
Materials	19.9
Telecommunication Services	10.2
Utilities	3.6
Total	89.8%

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.5%
Australia	1.2%
SAI Global Ltd.		514,365	$1,408,848
Austria	1.1%
Semperit A.G. Holding		38,036	1,265,487
Brazil	1.7%
Fleury S.A.		228,643	1,957,377
Canada	4.5%
Heroux-Devtek, Inc.(a)		187,523	2,177,209
Laurentian Bank of Canada		36,657	1,368,732
ShawCor Ltd.		63,333	1,570,151
			5,116,092
China	2.7%
Dalian Refrigeration Co. Ltd. - Class B		1,985,779	1,546,587
Yestar International Holdings Co. Ltd.		3,292,500	1,491,376
			3,037,963
Finland	3.4%
Teleste OYJ		219,362	2,067,447
Vaisala OYJ - Class A		58,035	1,826,141
			3,893,588
France	4.5%
Cegid Group S.A.		18,105	1,218,315
Coface S.A.		187,081	1,275,405
Saft Groupe S.A.		29,842	1,209,174
Virbac S.A.(a)		7,868	1,431,607
			5,134,501
Germany	5.7%
Carl Zeiss Meditec A.G. - Bearer		45,315	1,832,502
Drillisch A.G.		42,486	1,628,962
Gerresheimer A.G.		21,118	1,622,171
KWS Saat S.E.		4,279	1,414,826
			6,498,461
Hong Kong	10.2%
Mandarin Oriental International Ltd.		1,207,350	1,640,825
Pico Far East Holdings Ltd.		5,754,000	1,627,547
Sitoy Group Holdings Ltd.		4,664,000	1,879,202

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
SmarTone Telecommunications Holdings Ltd.		866,000	$1,544,700
Vinda International Holdings Ltd.		918,000	1,588,655
Vitasoy International Holdings Ltd.		993,000	1,805,287
Wasion Group Holdings Ltd.		2,811,000	1,504,069
			11,590,285
Indonesia	1.0%
Bank Bukopin Tbk PT		26,797,909	1,158,970
Ireland	1.3%
Grafton Group PLC		224,167	1,485,556
Italy	1.0%
Banca IFIS S.p.A.		55,812	1,129,806
Japan	16.0%
CKD Corp.		144,500	1,072,713
Daiseki Co. Ltd.		94,000	1,811,598
EPS Holdings, Inc.		119,300	1,493,923
Fujitec Co. Ltd.		140,900	1,210,073
GMO internet, Inc.		125,600	1,301,050
Kintetsu World Express, Inc.		101,600	1,225,591
Lintec Corp.		68,000	1,329,065
Mani, Inc.		92,500	1,572,120
Optex Co. Ltd.		62,600	1,599,257
Seria Co. Ltd.		23,200	1,907,814
SHO-BOND Holdings Co. Ltd.		42,700	1,933,226
Transcosmos, Inc.		59,600	1,689,643
			18,146,073
Malaysia	1.1%
Coastal Contracts Bhd.		3,247,500	1,252,115
Mexico	1.5%
Genomma Lab Internacional S.A.B. de C.V. - Series B(a)		1,676,935	1,718,894
Netherlands	4.2%
Corbion N.V.		77,430	1,865,987
KAS Bank N.V. - CVA		124,626	1,249,009
Sligro Food Group N.V.		43,987	1,693,323
			4,808,319
Norway	1.5%
Borregaard ASA		225,410	1,691,375

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Singapore	1.5%
Super Group Ltd.		2,821,600	$1,737,998
South Korea	4.3%
Bioland Ltd.		83,273	1,573,059
Choong Ang Vaccine Laboratory		64,308	1,668,754
ISC Co. Ltd.		70,006	1,612,936
			4,854,749
Sweden	7.2%
Avanza Bank Holding AB		42,232	1,616,868
BioGaia AB - Class B		63,551	1,720,208
Cloetta AB - Class B		490,220	1,683,855
Kabe Husvagnar AB - Class B		105,830	1,744,608
Mekonomen AB		65,739	1,413,841
			8,179,380
Switzerland	4.1%
Burckhardt Compression Holding A.G.		4,969	1,545,610
LEM Holding S.A. - REG		1,941	1,747,177
Valiant Holding A.G. - REG		14,332	1,371,901
			4,664,688
Taiwan	2.6%
Merida Industry Co. Ltd.		382,000	1,613,843
Sinmag Equipment Corp.		411,853	1,361,529
			2,975,372
United Kingdom	12.2%
A.G. Barr PLC		172,572	1,115,258
BBA Aviation PLC		700,830	2,075,966
Dart Group PLC		187,268	1,321,438
Genus PLC		89,987	1,886,186
Gooch & Housego PLC		131,447	1,579,830
PayPoint PLC		117,630	1,423,135
Porvair PLC		396,034	1,854,665
Stallergenes Greer PLC(a)		59,616	1,463,503
SThree PLC		325,282	1,087,542
			13,807,523
TOTAL COMMON STOCKS (Cost $109,594,608)			107,513,420

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM INTERNATIONAL SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	2.9%
Brazil	1.8%
Alpargatas S.A.		614,360	$2,000,500
Germany	1.1%
Draegerwerk A.G. & Co. KGaA		21,329	1,303,061
TOTAL PREFERRED STOCKS (Cost $3,921,800)			3,303,561
TOTAL INVESTMENTS
(Cost $113,516,408)	97.4%		110,816,981
NET OTHER ASSETS (LIABILITIES)	2.6%		2,912,452
NET ASSETS	100.0%		$113,729,433

(a)	Non-income producing security.

At June 30, 2016, the industry sectors for the JOHCM International Small Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	12.1%
Consumer Staples	11.1
Energy	1.4
Financials	8.0
Health Care	17.3
Industrials	26.2
Information Technology	14.2
Materials	4.3
Telecommunication Services	2.8
Total	97.4%

See notes to Schedule of Investments.

ADVISERS INVESTMENT TRUST

JOHCM US SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.1%
Canada	1.2%
lululemon athletica, Inc.(a)		829	$61,230
Ireland	1.5%
Jazz Pharmaceuticals PLC(a)		558	78,851
Netherlands.	1.4%
Wright Medical Group N.V.(a)		4,244	73,718
United States.	92.0%
Alaska Air Group, Inc.		1,676	97,694
B/E Aerospace, Inc.		2,090	96,506
Bank of the Ozarks, Inc.		3,303	123,928
Benefitfocus, Inc.(a)		2,640	100,637
Booz Allen Hamilton Holding Corp.		2,760	81,806
Cavium, Inc.(a)		2,147	82,874
Centene Corp.(a)		1,964	140,171
Cogent Communications Holdings, Inc.		4,404	176,424
CommScope Holding Co., Inc.(a)		3,678	114,128
CONMED Corp.		2,396	114,361
CoStar Group, Inc.(a)		444	97,085
Envision Healthcare Holdings, Inc.(a)		3,337	84,660
First American Financial Corp.		3,673	147,728
First Republic Bank		2,891	202,341
FMC Corp.		1,616	74,837
Fortinet, Inc.(a)		2,181	68,898
Great Western Bancorp, Inc.		2,870	90,520
HD Supply Holdings, Inc.(a)		2,379	82,837
Helmerich & Payne, Inc.		1,784	119,760
Henry Schein, Inc.(a)		508	89,814
HubSpot, Inc.(a)		1,633	70,905
Investment Technology Group, Inc.		5,635	94,217
Jacobs Engineering Group, Inc.(a)		2,010	100,118
Jones Lang LaSalle, Inc.		950	92,577
Lennar Corp. - Class A		2,870	132,307
Linear Technology Corp.		1,805	83,987
Martin Marietta Materials, Inc.		485	93,120
Masco Corp.		3,740	115,716
Medivation, Inc.(a)		1,269	76,521
MGM Growth Properties LLC - Class A		3,607	96,235
Microsemi Corp.(a)		2,416	78,955

See notes to Schedule of Investments.

24

ADVISERS INVESTMENT TRUST

JOHCM US SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
Newell Brands, Inc.		1,075	$52,213
Newfield Exploration Co.(a)		1,445	63,840
Nordstrom, Inc.		2,732	103,953
Old Dominion Freight Line, Inc.(a)		941	56,752
Orbital ATK, Inc.		1,015	86,417
Pacira Pharmaceuticals, Inc.(a)		1,251	42,196
Pinnacle Foods, Inc.		2,190	101,375
Ralph Lauren Corp.		614	55,027
Raymond James Financial, Inc.		2,579	127,145
Regal Entertainment Group - Class A		3,609	79,542
Sabre Corp.		5,283	141,531
SEI Investments Co.		1,935	93,093
ServiceMaster Global Holdings, Inc.(a)		3,359	133,688
Snyder’s-Lance, Inc.		2,314	78,421
Summit Materials, Inc. - Class A(a)		4,345	88,899
Terex Corp.		2,497	50,714
WellCare Health Plans, Inc.(a)		715	76,705
WhiteWave Foods (The) Co.(a)		1,903	89,327
Woodward, Inc.		972	56,026
			4,798,531
TOTAL COMMON STOCKS (Cost $4,903,865)			5,012,330
TOTAL INVESTMENTS
(Cost $4,903,865)	96.1%		5,012,330
NET OTHER ASSETS (LIABILITIES)	3.9%		201,584
NET ASSETS	100.0%		$5,213,914

(a)	Non-income producing security.

See notes to Schedule of Investments.

25

ADVISERS INVESTMENT TRUST

JOHCM US SMALL MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

June 30, 2016 (Unaudited)

At June 30, 2016 the industry sectors for the JOHCM US Small Mid Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary.	11.8%
Consumer Staples	5.2
Energy	3.5
Financials	20.5
Health Care	14.9
Industrials.	14.2
Information Technology	17.7
Materials	4.9
Telecommunication Services	3.4
Total	96.1%

See notes to Schedule of Investments.

26

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). As an investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”. The Trust commenced operations on December 20, 2011. The JOHCM Asia Ex-Japan Equity Fund, JOHCM Emerging Markets Opportunities Fund, JOHCM Emerging Markets Small Mid Cap Equity Fund, JOHCM Global Equity Fund, JOHCM International Select Fund, JOHCM International Small Cap Equity Fund, and JOHCM US Small Mid Cap Equity Fund (referred to individually as a “Fund” and collectively as the “Funds” or the “JOHCM Funds”) are each a diversified fund and series of the Trust. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. These financial statements and notes only relate to the JOHCM Funds.

Each JOHCM Fund, except for JOHCM Emerging Markets Small Mid Cap Equity Fund, JOHCM International Select Fund and JOHCM US Small Mid Cap Equity Fund, is authorized to issue three classes of shares: Class I Shares, Class II Shares, and Institutional Shares. The JOHCM International Select Fund is authorized to issue Class I Shares and Class II Shares. The JOHCM Emerging Markets Small Mid Cap Equity Fund and JOHCM US Small Mid Cap Equity Fund are authorized to issue four classes of shares: Class I Shares, Class II Shares, Class III Shares, and Institutional Shares. Each class is distinguished by the class-specific shareholder servicing and distribution (rule 12b-1) fees incurred. As of June 30, 2016, the following classes were in operation:

Fund	Commencement Date	Investment Objective
JOHCM Asia Ex-Japan Equity Fund	Class I Shares: June 26, 2014	to seek long-term capital appreciation
(“Asia Ex-Japan Fund”)	Class II Shares: June 26, 2014
Institutional Shares: March 28, 2014
JOHCM Emerging Markets Opportunities	Class I Shares: November 21, 2012	to seek long-term capital appreciation
Fund	Class II Shares: December18, 2013
(“Emerging Markets Fund”)	Institutional Shares: November 21, 2012
JOHCM Emerging Markets Small	Class I Shares: January 28, 2016*	to seek long-term capital appreciation
Mid Cap Equity Fund	Institutional Shares: December 17, 2014
(“Emerging Markets Small Mid Cap Fund”)
JOHCM Global Equity Fund	Class I Shares: March 22, 2013	to seek long-term capital appreciation
(“Global Equity Fund”)	Institutional Shares: March 22, 2013
JOHCM International Select Fund	Class I Shares: July 29, 2009	to seek long-term capital appreciation
(“International Select Fund”)	Class II Shares: March 31, 2010
JOHCM International Small Cap Equity Fund	Class I Shares: January 2, 2014	to seek long-term capital appreciation
(“International Small Cap Fund”)	Class II Shares: November 18, 2013
Institutional Shares: October 1, 2013
JOHCM US Small Mid Cap Equity Fund	Class I: October 31, 2014	to seek long-term capital appreciation
(“US Small Mid Cap Fund”)	Institutional Shares: October 31, 2014

* On January 27, 2016, the Emerging Markets Small Mid Cap Fund changed the name of the existing Class I to the Service Class and liquidated all shareholder positions within the Service Class. On January 28, 2016, the Emerging Markets Small Mid Cap Fund launched the current Class I Shares.

Prior to November 18, 2013, the Emerging Markets Fund, Global Equity Fund, and International Select Fund, operated as the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, and JOHCM International Select Fund (the “Predecessor Funds” or “Scotia Funds”), each a separate series of Scotia Institutional Funds. The predecessor JOHCM International Select Fund was authorized to issue two classes of shares: Class I Shares and Class II Shares. The predecessor JOHCM Emerging Markets Opportunities Fund and JOHCM Global Equity Fund were authorized to issue three classes of shares: Institutional Shares, Class I Shares and Class II Shares. Each class was distinguished by the class specific shareholder servicing fees incurred. On November 18, 2013, the Scotia Funds were reorganized into their respective JOHCM Fund, pursuant to a Plan of Reorganization approved by the Predecessor Funds’ Board of Trustees on August 1, 2013 (the “Reorganization”). At the time of Reorganization, each Scotia Fund transferred all of its assets to the corresponding JOHCM Fund in exchange for shares of the corresponding JOHCM Fund and the JOHCM Fund’s assumption of all the liabilities of the Scotia Fund. Upon closing of the Reorganization, holders of each Predecessor Fund’s Institutional Shares, Class I Shares and Class II Shares received shares of the corresponding JOHCM Fund. The Reorganization was tax-free.

27

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

Prior to the Reorganization, the Emerging Markets Fund, Global Equity Fund, and International Select Fund had no net assets or operations in the Trust. The cost basis of the investments transferred from each Predecessor Fund was carried forward to the corresponding JOHCM Fund for accounting and tax purposes.

Under the Funds’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties of the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

A.     Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

•    Level 1 — quoted prices in active markets for identical assets

•    Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Funds’ Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value are calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

28

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing each Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Asia Ex-Japan Fund
Common Stocks:
China	$5,339,034	$49,931,923	$—	$55,270,957
All Other Common Stocks(1)	—	232,572,210	—	232,572,210
Total Investments	$5,339,034	$282,504,133	$—	$287,843,167
Emerging Markets Fund
Common Stocks:
Brazil	$3,727,975	$—	$—	$3,727,975
China	3,995,246	10,473,209	—	14,468,455
Hong Kong	2,191,341	11,435,186	—	13,626,527
India	10,355,481	9,420,876	—	19,776,357
Russia	385,096	3,402,561	—	3,787,657
Taiwan	2,400,596	22,383,618	—	24,784,214
All Other Common Stocks(1)	—	40,415,181	—	40,415,181
Equity-Linked Securities(1)	—	2,991,858	—	2,991,858
Preferred Stocks(1)	—	2,089,443	—	2,089,443
Total Investments	$23,055,735	$102,611,932	$—	$125,667,667

(1)	See investment countries in the Schedule of Investments.

29

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerging Markets Small Mid Cap Equity Fund
Common Stocks:
Argentina	$134,665	$—	$—	$134,665
Brazil	218,533	922	—	219,455
Canada	165,946	—	—	165,946
Chile	39,611	—	—	39,611
China	50,393	670,250	—	720,643
Czech Republic	27,680	—	—	27,680
Mexico	231,529	38,524	—	270,053
Russia	61,792	38,028	—	99,820
Switzerland	22,629	—	—	22,629
Taiwan	135,701	790,390	—	926,091
United States	58,683	92,268	—	150,951
All Other Common Stocks(1)	—	2,084,155	—	2,084,155
Equity-Linked Securities(1)	—	673,602	—	673,602
Preferred Stocks(1)	81,431	—	—	81,431
Total Investments	$1,228,593	$4,388,139	$—	$5,616,732
Global Equity Fund
Common Stocks:
Brazil	$8,722,108	$—	$—	$8,722,108
Canada	15,423,763	—	—	15,423,763
Ireland	6,924,058	—	—	6,924,058
Israel	7,738,832	—	—	7,738,832
United Kingdom	985,531	20,373,592	—	21,359,123
United States	137,332,803	—	—	137,332,803
All Other Common Stocks(1)	—	133,463,913	—	133,463,913
Total Investments	$177,127,095	$153,837,505	$—	$330,964,600
International Select Fund
Common Stocks:
Brazil	$80,489,257	$—	$—	$80,489,257
Canada	163,561,056	—	—	163,561,056
Denmark	64,563,305	69,195,120	—	133,758,425
Israel	70,956,793	—	—	70,956,793
All Other Common Stocks(1)	—	2,901,302,173	—	2,901,302,173
Total Investments	$379,570,411	$2,970,497,293	$—	$3,350,067,704

(1)	See investment countries in the Schedule of Investments.

30

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
International Small Cap Fund
Common Stocks:
Brazil	$1,957,377	$—	$—	$1,957,377
Canada	5,116,092	—	—	5,116,092
Mexico	1,718,894	—	—	1,718,894
All Other Common Stocks(1)	—	98,721,057	—	98,721,057
Preferred Stocks
Brazil	2,000,500	—	—	2,000,500
All Other Preferred Stocks(1)	—	1,303,061	—	1,303,061
Total Investments	$10,792,863	$100,024,118	$—	$110,816,981
US Small Mid Cap Fund
Common Stocks(1)	$5,012,330	$—	$—	$5,012,330
Total Investments	$5,012,330	$—	$—	$5,012,330

(1)	See investment countries in the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Emerging Markets Small Mid Cap Fund
Equity-Linked Securities
China
Balance as of 9/30/2015	$87,964
Purchases	—
Sales	(73,283)
Realized Gain/(Loss)	(27,630)
Unrealized Appreciation/ (Depreciation)	12,949
Transfer into Level 3	—
Transfer out of Level 3	—
Balance as of 06/30/2016	$—
Appreciation/(Depreciation) From Investments Still Held at 6/30/16	$—

31

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the nine months ended June 30, 2016 for the Asia Ex-Japan Fund, Emerging Markets Fund, Emerging Markets Small Mid Cap Fund, Global Equity Fund, International Select Fund and US Small Mid Cap Fund. The International Small Cap Fund had transfers as follows:

Fund	Transfers from Level 1 to Level 2	Reason
International Small Cap Fund
Common Stocks
United Kingdom	$1,463,503	Fair value adjustments were applied to the last traded price of certain foreign equity securities.

EQUITY-LINKED SECURITIES

The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

At June 30, 2016, the Funds held equity-linked securities issued by counterparties as follows:

Fund	Counterparty	Fair Value	% of Net Assets
Emerging Markets Fund	Merrill Lynch Intl & Co.	$2,991,858	2.3%
Emerging Markets Small Mid Cap Fund	CLSA Global Markets Pte Ltd.	331,064	5.8%
Emerging Markets Small Mid Cap Fund	Deutsche Bank A.G. London	54,959	1.0%
Emerging Markets Small Mid Cap Fund	Merrill Lynch Intl & Co.	287,579	5.1%

CURRENCY TRANSACTIONS

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Funds’ securities and the price of the Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as security markets.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

NOTES TO SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)

FEDERAL INCOME TAX INFORMATION

As of June 30, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asia-Ex Japan Fund	$283,049,582	$22,581,132	$(17,787,547)	$4,793,585
Emerging Markets Fund	126,368,288	8,538,539	(9,239,160)	(700,621)
Emerging Markets Small Mid Cap Fund	4,901,043	839,829	(124,140)	715,689
Global Equity Fund	305,970,817	31,296,240	(6,302,457)	24,993,783
International Select Fund	3,145,148,712	272,600,669	(67,681,677)	204,918,992
International Small Cap Fund	113,691,163	10,774,911	(13,649,093)	(2,874,182)
US Small Mid Cap Equity Fund	4,907,173	458,503	(353,346)	105,157

ADVISERS INVESTMENT TRUST RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS June 30, 2016 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
MORTGAGE-BACKED SECURITIES	58.8%
PRIVATE	55.2%
Home Equity	55.2%
ACE Home Equity Loan Trust Series 2006-GP1(1)
0.71%, 2/25/31		$881,372	$865,080

Bella Vista Mortgage Trust Series 2004-1(1)
1.15%, 11/20/34		743,449	655,298

Carrington Mortgage Loan Trust Series 2006-NC2(1)
0.60%, 6/25/36		1,300,000	1,110,671

Chase Funding Trust Series 2003-3(1)
0.99%, 4/25/33		280,355	247,965

CHL Mortgage Pass-Through Trust Series 2004-HYB8(1)
2.68%, 1/20/35		762,527	733,547

Credit-Based Asset Servicing and Securitization LLC Series 2007-CB4(1)
0.63%, 4/25/37		4,000,000	1,089,540

CSFB Mortgage-Backed Trust Series 2004-AR4(1)
1.19%, 5/25/34		162,219	149,885

CWHEQ Home Equity Loan Trust Series 2006-S2
5.84%, 7/25/27		986,019	1,088,393

Home Equity Mortgage Trust Series 2005-3(1)
1.53%, 11/25/35		1,386,120	1,338,515

Invitation Homes Trust Series 2014-SFR3(1)(a)
5.45%, 12/17/31		2,000,000	1,999,990

Lehman XS Trust Series 2007-4N(1)
0.58%, 3/25/47		4,448	4,438

See notes to Schedule of Investments.

1

ADVISERS INVESTMENT TRUST RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS June 30, 2016 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust Series 2004-OPT1(1)
1.35%, 6/25/35		$225,922	$203,037

Merrill Lynch Mortgage Investors Trust Series 2006-MLN1(1)
0.71%, 7/25/37		4,941,802	2,538,243

Merrill Lynch Mortgage Investors Trust Series 2006-OPT1(1)
0.60%, 8/25/37		942,606	761,564

Morgan Stanley ABS Capital I, Inc. Series 2002-HE3(1)
1.53%, 3/25/33		62,488	61,278

Morgan Stanley Structured Trust Series 2007-1(1)
0.53%, 6/25/37		39,181	39,047

Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1
5.82%, 3/25/47		1,229,769	1,220,548

WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2(1)
0.80%, 1/25/45		365,614	338,844

			14,445,883
U.S. GOVERNMENT AGENCIES	3.6%
Fannie Mae REMICS(1)
5.70%, 2/25/41		8,848,262	933,802

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $15,297,907)			15,379,685

See notes to Schedule of Investments.

2

ADVISERS INVESTMENT TRUST RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS June 30, 2016 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	41.4%
Northern Institutional
Treasury Portfolio, 0.28%		10,814,007	$10,814,007
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,814,007)			10,814,007
TOTAL INVESTMENTS
(Cost $26,111,914)	100.2%		26,193,692
NET OTHER ASSETS (LIABILITIES)	(0.2)%		(53,649)
NET ASSETS	100.0%		$26,140,043

(1)	Floating rate security. The rate presented is the rate in effect at June 30, 2016.

(a)	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

See notes to Schedule of Investments.

3

ADVISERS INVESTMENT TRUST RIVER CANYON TOTAL RETURN BOND FUND NOTES TO SCHEDULE OF INVESTMENTS June 30, 2016 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The River Canyon Total Return Bond Fund (the “Fund”) is a series of the Trust, and the Fund’s Institutional Shares class commenced operations on December 30, 2014. Prior to April 6, 2015, shares of the Fund were not registered under the Securities Act of 1933, as amended (the “1933 Act”). Investments in the Fund were made only by individuals or entities that are “accredited investors” within the meaning of Regulation D under the 1933 Act, and shares were issued solely in private placement transactions that did not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Effective April 6, 2015, the Fund became publicly available for investment. These financial statements and notes only relate to the River Canyon Total Return Bond Fund.

The investment objective of the River Canyon Total Return Bond Fund is to seek to maximize total return.

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties of the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

•    Level 1 — quoted prices in active markets for identical assets

•    Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated.

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ADVISERS INVESTMENT TRUST RIVER CANYON TOTAL RETURN BOND FUND NOTES TO SCHEDULE OF INVESTMENTS June 30, 2016 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three fair value levels defined above:

Portfolio	Level 1- Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
River Canyon Total Return Bond Fund
Mortgage-Backed Securities (1)	$—	$15,379,685	$—	$15,379,685
Short-Term Investments	10,814,007	—	—	10,814,007
Total Investments	$10,814,007	$15,379,685	$—	$26,193,692

(1)	See additional categories in the Schedule of Investments.

As of June 30, 2016, there were no Level 3 securities held by the Fund. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2016.

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ADVISERS INVESTMENT TRUST RIVER CANYON TOTAL RETURN BOND FUND NOTES TO SCHEDULE OF INVESTMENTS June 30, 2016 (Unaudited)

FEDERAL INCOME TAX INFORMATION

As of June 30, 2016, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
River Canyon Total Return Bond Fund	$26,111,914	$281,793	$(200,015)	$81,778

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Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that the disclosure controls and procedures are adequately designed and are operating effectively to reasonably ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisers Investment Trust

By (Signature and Title)	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date: August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Dina Tantra
Dina A. Tantra, President and Principal Executive Officer

Date: August 25, 2016

By (Signature and Title)	/s/ Troy A. Sheets
Troy A. Sheets, Treasurer and Principal Financial Officer

Date: August 25, 2016